SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
2022 (excluding the six months ended June 30, 2022)	$ 63,650
2022	131,150	$ 127,300
Thereafter
Total lease payment	194,800	258,450
Less: Imputed interest	(11,880)	(20,488)
Operating lease liabilities	182,920	237,962
Operating lease liability - current	118,848	112,322	$ 100,170
Operating lease liability - non-current	$ 64,072	125,640	$ 237,961
2023		131,150
Thereafter